Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule of Restructuring and Related Costs [Text Block]

(dollars in millions)
Cost of sales	$215
Selling, general and administrative	265
Other income, net	1
Restructuring costs recorded within continuing operations	481
Restructuring costs recorded within discontinued operations	(2)
Total	$479

(dollars in millions)	Expected Costs	Costs Incurred During 2012	Costs Incurred During 2013	Remaining Costs at December 31, 2013
Otis	$156	$(146)	$(9)	$1
UTC Climate, Controls & Security	147	(123)	(18)	6
Pratt & Whitney	94	(94)	—	—
UTC Aerospace Systems	157	(121)	(21)	15
Sikorsky	62	(47)	(12)	3
Eliminations and other	19	(19)	—	—
Discontinued operations	26	(26)	—	—
Total	$661	$(576)	$(60)	$25
2011 Actions. During 2013, we recorded net pre-tax restructuring costs totaling $(2) million for restructuring actions initiated in 2011. As of December 31, 2013, there are no remaining costs to complete the 2011 actions.

(dollars in millions)	Expected Costs	Cost Incurred During 2013	Remaining Costs at December 31, 2013
Otis	$75	$(69)	$6
UTC Climate, Controls & Security	124	(89)	35
Pratt & Whitney	158	(154)	4
UTC Aerospace Systems	85	(71)	14
Sikorsky	38	(38)	—
Eliminations and other	—	—	—
Discontinued operations	—	—	—
Total	$480	$(421)	$59

(dollars in millions)
Otis	$88
UTC Climate, Controls & Security	97
Pratt & Whitney	154
UTC Aerospace Systems	92
Sikorsky	50
Eliminations and other	—
Restructuring costs recorded within continuing operations	481
Restructuring costs recorded within discontinued operations	(2)
Total	$479

Schedule of Restructuring Reserve by Type of Cost [Text Block]

(dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination & Other Costs	Total
Net pre-tax restructuring costs	$381	$15	$25	$421
Utilization and foreign exchange	(185)	(15)	(6)	(206)
Balance at December 31, 2013	$196	$—	$19	$215

(dollars in millions)	Severance	Asset Write- Downs	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2013	$289	$—	$50	$339
Net pre-tax restructuring costs	14	1	45	60
Utilization and foreign exchange	(218)	(1)	(47)	(266)
Balance at December 31, 2013	$85	$—	$48	$133